Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Fixed Income Series, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
T. Rowe Price Limited-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price<br/><br/>Limited-Term Bond Portfolio<br/><br/>Limited-Term Bond Portfolio<br/><br/>Limited-Term Bond Portfolio—II Class<br/><br/>SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There may be additional expenses that apply, as described in your insurance contract prospectus, which are not reflected in the table.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund<br/><br/>Annual fund operating expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.60%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities purchased, but the fund’s average effective maturity will not exceed five years.

At least 90% of the fund’s portfolio will consist of investment-grade securities that, at the time of purchase, are rated in one of the four highest rating categories assigned by established credit rating agencies from at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. In an effort to enhance yield, up to 10% of assets can be invested in below investment-grade securities, commonly referred to as “junk” bonds, including those with the lowest rating. The fund’s holdings may include corporate and government bonds, asset- and mortgage-backed securities, and foreign securities. While most assets will typically be invested in bonds, the fund also uses interest rate futures as an efficient means of managing the fund's exposure to interest rate changes and to adjust the portfolio’s duration.

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest. For example, if interest rates are expected to fall, the fund may purchase longer-term securities (to the extent consistent with the fund’s investment program) in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Fixed income markets risks Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest rate risks The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. In recent years, the U.S. and many global markets have experienced historically low interest rates. However, interest rates have begun to rise and may continue doing so, increasing the exposure of bond investors such as the fund to the risks associated with rising interest rates.

Credit risks An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Although bonds and other debt securities rated BBB (or an equivalent rating) are considered investment-grade, they may still have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than higher rated investment-grade securities.

Liquidity risks The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Prepayment and extension risks The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

		Derivatives risks The fund’s use of interest rate futures exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can experience reduced liquidity and become difficult to value, and may involve leverage so that small changes produce disproportionate losses for the fund. The fund’s use of interest rate futures involves the risk that anticipated interest rate movements or evaluations of yield curves will not be accurately predicted, which could harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund.<br/><br/>The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses.<br/><br/>The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	LIMITED-TERM BOND PORTFOLIO<br/>Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	2.71%	Worst Quarter	6/30/13	-0.58%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2018
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Limited-Term Bond Portfolio | Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.50%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	204
5 years	rr_ExpenseExampleYear05	370
10 years	rr_ExpenseExampleYear10	$ 852
2009	rr_AnnualReturn2009	8.29%
2010	rr_AnnualReturn2010	3.09%
2011	rr_AnnualReturn2011	1.60%
2012	rr_AnnualReturn2012	2.47%
2013	rr_AnnualReturn2013	0.13%
2014	rr_AnnualReturn2014	0.64%
2015	rr_AnnualReturn2015	0.31%
2016	rr_AnnualReturn2016	1.37%
2017	rr_AnnualReturn2017	1.05%
2018	rr_AnnualReturn2018	1.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Inception date	rr_AverageAnnualReturnInceptionDate	May 13, 1994
T. Rowe Price Limited-Term Bond Portfolio | Portfolio—II Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.75%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	283
5 years	rr_ExpenseExampleYear05	506
10 years	rr_ExpenseExampleYear10	$ 1,148
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	1.68%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2005
T. Rowe Price Limited-Term Bond Portfolio | Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	1.52%
T. Rowe Price Limited-Term Bond Portfolio | Lipper Variable Annuity Underlying Short Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	1.67%

[1]	T. Rowe Price Associates, Inc., has agreed (at least through April 30, 2020) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.50% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[2]	Restated to reflect current fees.